Equity Financing and the Debt Restructuring	12 Months Ended
Dec. 31, 2011
Equity Financing and the Debt Restructuring [Abstract]
Equity Financing and the Debt Restructuring
Note 4 - Equity Financing and the Debt Restructuring

On December 24, 2010, we closed on an equity financing (the "Equity Financing") as well as a restructuring of our outstanding convertible indebtedness (the "Debt Restructuring").  The Equity Financing and the Debt Restructuring are described as follows.

We entered into a Placement Agency Agreement, dated December 17, 2010, with Philadelphia Brokerage Corporation ("PBC"), pursuant to which PBC agreed to act as the exclusive agent of the Company on a "best efforts" basis with respect to the sale of up to a maximum gross consideration of $15,000,000 of units of the Company's securities, subject to a minimum gross consideration of $10,000,000.  The units consisted of two shares of our common stock and one warrant to purchase a share of our common stock.  The Company agreed to pay PBC a commission of 8% of the gross offering proceeds received by the Company, to issue PBC 40,000 shares of its common stock for each $1,000,000 raised, and to pay the reasonable costs and expenses of PBC related to the offering.  The Company also agreed to pay PBC a restructuring fee in the amount of approximately $180,000 upon the closing of the Equity Financing and the simultaneous Debt Restructuring.

Pursuant to the Placement Agency Agreement, we entered into Subscription Agreements dated December 23, 2010 with select institutional and other accredited investors for the private placement of 12,500,000 units of our securities.  The Subscription Agreements included a purchase price of $1.20 per unit, with each unit consisting of two shares of common stock and one warrant to purchase an additional share of common stock.  The warrants have a term of five years and an exercise price of $1.00 per share.

Net proceeds from the Equity Financing, after deducting the commissions and debt restructuring fees payable to PBC and the estimated legal, printing and other costs and expenses related to the financing, were approximately $13.5 million.  We used a portion of the net proceeds of the Equity Financing to pay down debt and the remainder was used for working capital.

On November 29, 2010, we entered into a bridge loan transaction with three accredited investors pursuant to which we issued unsecured notes in the aggregate principal amount of $1.0 million.  Upon the closing of the Equity Financing, the lenders converted the entire principal amount plus accrued interest into the same units offered in the Equity Financing and the proceeds from the bridge loan transaction were treated as funds raised with respect to the financing.

In connection with the Equity Financing and under the terms of the Subscription Agreements, the Company agreed to prepare and file, and did file, within 60 days following the issuance of the securities, a registration statement covering the resale of the shares of common stock sold in the financing and the shares of common stock underlying the warrants.  The registration statement was declared effective June 16, 2011 satisfying the obligation contained in the Subscription Agreements.

On December 24, 2010, we also closed on the Debt Restructuring.  In connection therewith, we (i) issued an Amended and Restated Senior Convertible Note in the principal amount of $5.5 million (the "Amended and Restated Note") to Castlerigg Master Investment Ltd. ("Castlerigg"), (ii) paid $2.5 million in cash to Castlerigg, (iii) cancelled warrants previously issued to Castlerigg that were exercisable for a total of 5,208,333 shares of common stock, (iv) issued 800,000 shares of common stock to Castlerigg in satisfaction of an obligation under a prior loan amendment, (v) entered into the Letter Agreement pursuant to which we paid Castlerigg an additional $2.75 million in cash in lieu of the issuance of $3.5 million in stock and warrants as provided in the loan restructuring agreement under which the Amended and Restated Note and other documents was issued (the "Loan Restructuring Agreement"), and (vi) entered into an Investor Rights Agreement with Castlerigg dated December 23, 2010.  As a result of the foregoing, Castlerigg forgave approximately $7.2 million of principal and accrued but unpaid interest.

The Amended and Restated Note, dated December 23, 2010, is a senior, unsecured note that matures in three years from the closing and bears interest at an annual rate of 6.25%, payable semi-annually.  We paid the first year's interest of $350,434 at the closing.  The Amended and Restated Note is convertible into shares of common stock at a conversion price of $1.35 per share, subject to adjustment.  The Amended and Restated Note is convertible in whole or in part at any time upon notice by Castlerigg to us.  The Amended and Restated Note also contains various restrictions, acceleration provisions and other standard and customary terms and conditions.  Two of our consolidated subsidiaries guaranteed our obligations under the Amended and Restated Note.

The Investor Rights Agreement provides Castlerigg with certain registration rights with respect to the Company's securities held by Castlerigg.  These registration rights include an obligation of the Company to issue additional warrants to Castlerigg if certain registration deadlines or conditions were not satisfied.  The agreement also contains full-ratchet anti-dilution price protection provisions in the event the Company issues stock or convertible debt with a purchase price or conversion price less than the conversion price described above.

During the year ended December 31, 2011, we issued Castlerigg 400,000 warrants pursuant to a waiver agreement dated March 10, 2011 allowing the issuance of shares and warrants for the conversion of the AR Note Payable without adjusting the conversion price of the Amended and Restated Senior 6.25% Convertible Note.  These warrants contain full-ratchet anti-dilution price protection provisions in the event the Company issues stock or convertible debt with a purchase price or conversion price less than the conversion price described above and were accounted for as embedded derivatives and valued on the transaction date using a Black Scholes pricing model. The warrant holder exercised these warrants using a cashless provision resulting in the company issuing 372,272 shares of our common stock. A valuation gain of $144,000 was recorded to reflect the change in value of the aggregate derivative from the time of issue to the date of conversion.

In connection with the Debt Restructuring, the Company amended the note with the holder of a $1.0 million unsecured convertible note, pursuant to which the maturity date of the note was extended to December 31, 2013. We also issued 150,000 shares and a five year warrant to acquire up to 75,000 shares of common stock at an exercise price of $90 per share to the holder of this note as consideration to extend the term of the note.

Investor warrants totaling 12,499,980 issued under the Placement Agency Agreement contain price protection adjustments in the event we issue new common stock or common stock equivalents in certain transactions at a price less than $1.00 per share and were accounted for as embedded derivatives and valued on the transaction date using a Black Scholes pricing model.

We recorded an aggregate derivative liability of $2,785,000 and $10,750,000 as of December 31, 2011 and 2010, respectively, related to the warrants mentioned above. A derivative valuation gain of $7,875,000 and $2,250,000, respectively, were recorded to reflect the change in value of the aggregate derivative liability since December 31, 2010 and December 31, 2009, respectively.  The aggregate derivative liability of $2,875,000 was calculated using the Black-Scholes pricing model with the following assumptions: (i) risk free interest rate 0.60%, (ii) expected life (in years) of 4; (iii) expected volatility of 77.97%; (iv) expected dividend yield of 0.00%; and (v) stock trading price of $0.54.